Other Assets - Summary of Investment Property Movement (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Beginning balance	₸ 16,065
Ending balance	14,619	₸ 16,065
Cost
Disclosure of detailed information about investment property [line items]
Beginning balance	17,328	17,954
Additions	19	21
Disposals	(1,433)	(647)
Ending balance	15,914	17,328
Accumulated Depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,263)	(1,125)
Depreciation charge	(210)	(219)
Disposals	178	81
Ending balance	₸ (1,295)	₸ (1,263)